SHARE CAPITAL	12 Months Ended
Dec. 31, 2018
SHARE CAPITAL
SHARE CAPITAL

NOTE 12:     SHARE CAPITAL

a.	The Company’s ordinary shares are quoted under the symbol “SPCB” on the NASDAQ Capital Market in the United States.

In June 2015, 2,415,000 ordinary shares (including the full exercise of an over-allotment option) were issued in an underwritten public offering, for aggregate gross proceeds of $28,980 (net proceeds of $27,126).

In December 2015, as part of the Company’s stock repurchase plan, the Company repurchased 774,936 shares, at an average cost of $4.80 per share. The repurchased shares were retired in March 2016.

During 2016, as part of the Company’s stock repurchase plan, the Company repurchased additional 566,159 shares, at an average cost of $4.74 per share. 1,250,546 shares were retired in March 2016.

b.	Shareholders’ rights:

The ordinary shares confer upon the holders the right to receive notice to participate and vote in the general meetings of the Company, and the right to receive dividends, if declared.

c.	Stock options:
1.

In 2003, the Company adopted a stock option plan under which the Company issues stock options (the “Option Plan”). The Option Plan is intended to provide incentives to the Company’s employees, officers, directors and/or consultants by providing them with the opportunity to purchase ordinary shares of the Company. Subject to the provisions of the Israeli Companies Law, the Option Plan is administered by the Compensation Committee, and is designed: (i) to comply with Section 102 of the Israeli Tax Ordinance or any provision which may amend or replace it and the rules promulgated thereunder and to enable the Company and grantees thereunder to benefit from Section 102 of the Israeli Tax Ordinance and the Commissioner’s Rules; and (ii) to enable the Company to grant options and issue shares outside the context of Section 102 of the Israeli Tax Ordinance. Options granted under the Option Plan will become exercisable ratably over a period of three to five years or immediately in certain circumstances, commencing with the date of grant. The options generally expire no later than 10 years from the date of grant. Any options which are forfeited or canceled before expiration become available for future grants.

As a result of an amendment to Section 102 of the Israeli Tax Ordinance as part of the 2003 Israeli tax reform, and pursuant to an election made by the Company thereunder, capital gains derived by grantees arising from the sale of shares issued pursuant to the exercise of options granted to them under Section 102 after January 1, 2003, will generally be subject to a flat capital gains tax rate of 25%. However, as a result of this election, the Company will no longer be allowed to claim as an expense for tax purposes the amounts credited to such employees as a benefit when the related capital gains tax is payable by them, as the Company had previously been entitled to do under Section 102.

On June 27, 2007, the Compensation Committee and board of directors of the Company approved a new option plan under which the Company may grant stock options to the U.S. employees of the Company and its subsidiaries. Under this new option plan, the Company may grant both qualified (for preferential tax treatment) and non-qualified stock options. On August 15, 2007, the new option plan was approved by the shareholders of the Company at the general shareholders meeting.

In June 2013, the Option plan was extended for another period of ten years, until December, 31, 2023.

During the year 2015, the Company issued option to purchase up to 500,530 shares to several employees of the Company. The options (fair value of which was estimated at $3,974)  have a weighted average exercise price of $5.80, and of such options, 41,882 were exercised and 81,000 were cancelled by the end of 2015.

During the year 2016, the Company issued option to purchase up to 67,883 shares to several employees of the Company. The options (fair value of which was estimated at $208)  have a weighted average exercise price of $2.82, and of such options, 2,500 were exercised and 8,000 were cancelled by the end of 2016.

During the year 2017, the Company did not grant any option to purchase shares.

During the year 2018, the Company issued options to purchase up to 568,500 shares to several employees of the Company. The options (fair value of which was estimated at $1061)  have a weighted average exercise price of $2.00, and of such options, 0 were exercised and 13,000 were cancelled by the end of 2018.

2.	A summary of the Company’s stock option activity and related information is as follows:

	Year ended December 31
	2018		2017		2016
		Weighted		Weighted		Weighted
		average		average		average
	Number of	exercise	Number of	exercise	Number of	exercise
	options	price	options	price	options	price
		$		$		$
Outstanding at Beginning of year	331,660	4.03	416,432	4.24	487,432	5.12
Granted	568,500	2.00	—	—	67,833	2.82
Exercised	—	—	(20,000)	0.64	(8,383)	1.53
Canceled and forfeited	(45,504)	6.84	(64,772)	6.42	(130,500)	6.96
Outstanding at end of year	854.656	2.53	331,660	4.03	416,432	4.24
Exercisable at end of year	291,156	3.44	236,277	3.67	186,253	4.14

The weighted average fair value of options granted during the year ended December 31, 2018 and 2016 was $1.87 and $6.2 per option, respectively.

The fair value of these options was estimated on the date of grant using the Black & Scholes option pricing model. The following weighted average assumptions were used for the 2016 grants: risk-free rate of 1.61%, dividend yield of 0%, expected volatility factor of 219.29% and expected term of 3.25 years. The following weighted average assumptions were used for the 2018 grants: risk-free rate of  2.89% and 3.04%, dividend yield of 0%, expected volatility factor of 238% and 240% and expected term of  6.25 years.

The expected volatility was based on the historical volatility of the Company’s stock. The expected term was based on the historical experience and based on Management estimate.

Compensation expenses recognized by the Company related to its stock-based employee compensation awards were $256, $631, and $924 for the years ended December 31, 2018, 2017 and 2016, respectively.

The following table summarizes the allocation of the stock-based compensation and warrants charge

	Year ended December 31,
	2018	2017	2016
	$	$	$

Cost of revenues	116	217	266
Research and development expenses	54	155	207
Selling and marketing expenses	52	183	292
General and administrative expenses	34	76	159

	256	631	924

The options outstanding and exercisable as of December 31, 2018, have been separated into ranges of exercise prices as follows:

	Options outstanding				Options Exercisable
	Number	Weighted			Number	Weighted
	outstanding	average			outstanding	average	Weighted
	as of	remaining	Weighted	Aggregate	as of	remaining	average	Aggregate
Range of	December 31,	contractual life	average	intrinsic	December	contractual life	exercise	intrinsic
exercise price	2018	(years)	exercise price	value	31, 2018	(years)	price	value
$			$	$			$	$
0.00-2.00	661,008	8.34	1.77	84,940	105,508	1.78	0.54	84,940
3.00-5.00	151,648	5.34	4.15	—	148,648	5.42	4.17	—
7.00-10.00	42,000	6.75	8.75	—	37,000	6.75	8.75	—
	854,656	7.73	2.53	84,940	291,156	4.27	3.44	84,940

The total intrinsic value of options exercised for the years ended December 31, 2018, 2017 and 2016 was $0,  $65, and $16, respectively, based on the Company’s average stock price of $2.54, $3.27,  and $3.77, during the years ended on those dates, respectively.

A summary of the status of the Company’s non-vested options granted to employees as of December 31, 2018 and changes during the year ended December 31, 2018 is presented below:

		Weighted–
		average
		grant-date
	Options	fair value

Non-vested as of December 31, 2017	95,383	6.84
Granted	568,500	1.87
Vested	(54,879)	3.93
Forfeited and canceled	(45,504)	6.84
Non-vested as of December 31, 2018	563,500	1.90

As of December 31, 2018, there was $994 of unrecognized compensation cost related to non-vested stock-based compensation arrangements granted under the stock option plans, to be recognized over a weighted average period of approximately 3.88 years.

d.	Private placements and warrants:

A summary of the Company’s warrants activity to investors, to settle obligation to service providers, and related information is as follows:

Year ended December 31,
	2018		2017		2016
		Weighted		Weighted		Weighted
		average		average		average
	Number of	exercise	Number of	exercise	Number of	exercise
	warrants	price	warrants	price	warrants	price
	-		$-		$-	$
Outstanding at beginning of year	—	—	—	—	4,000	20.00
Granted	—	—	—	—	—	—
Exercised	—	—	—	—	—	—
Canceled and forfeited	—	—	—	—	(4,000)	20.00
Outstanding at end of year	—	—	—	—	—	—
Exercisable at end of year	—	—	—	—	—	—

e.	Dividends:

No dividends were declared in the reported periods. In the event that cash dividends are declared in the future, such dividends will be paid in NIS. The Company does not intend to distribute cash dividends in the foreseeable future.